Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Summary of Notional Amounts and Fair Values of Derivative Financial Instruments

		12/31/2018		12/31/2017		01/01/2017
Derivative assets	Notional Value Currency	Notional Value	Fair Value	Notional Value	Fair Value	Notional Value	Fair Value
Transactions of foreign currency contract without delivery of underlying asset	US Dollars	24,867	14,555	11,700	11,316	7,900	17,911
Forward contracts of Government bonds	US Dollars	5,000	2,738	10,000	833

Total derivatives held for trading		29,867	17,293	21,700	12,149	7,900	17,911

		12/31/2018		12/31/2017		01/01/2017
Derivative liabilities	Notional Value Currency	Notional Value	Fair Value	Notional Value	Fair Value	Notional Value	Fair Value
Transactions of foreign currency contract without delivery of underlying asset	US Dollars	1,100	1,369	44,500	34,116

Total derivatives held for trading		1,100	1,369	44,500	34,116